UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number: 811-03364
GREAT-WEST FUNDS, INC.
(Exact name of registrant as specified in charter)
8515 E. Orchard Road, Greenwood Village, Colorado 80111
(Address of principal executive offices)
Mary C. Maiers
Chief Financial Officer & Treasurer
Great-West Funds, Inc.
8515 E. Orchard Road
Greenwood Village, Colorado 80111
(Name and address of agent for service)
Registrant's telephone number, including area code: (866) 831-7129
Date of fiscal year end: December 31
Date of reporting period: June 30, 2017

Item 1. REPORTS TO STOCKHOLDERS
GREAT-WEST FUNDS, INC.
Great-West S&P 500® Index Fund
(Institutional, Investor (formerly Initial Class) and Class L)
Semi-Annual Report
June 30, 2017
This report and the financial statements attached are submitted for general information and are not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Nothing herein is to be considered an offer of the sale of shares of the Fund. Such offering is made only by the prospectus of the Fund, which includes details as to offering price and other information.

Summary of Investments by Sector as of June 30, 2017
Sector	Percentage of Fund Investments
Consumer, Non-cyclical	22.87%
Financial	18.27
Technology	13.92
Communications	13.23
Industrial	9.91
Consumer, Cyclical	8.77
Energy	5.93
Utilities	3.10
Basic Materials	2.27
Diversified	0.04
Short Term Investments	1.69
Total	100.00%
Shareholder Expense Example
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2017 to June 30, 2017).
Actual Expenses
The first row of the table below provides information about actual account values and actual expenses. You may use the information in this row, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first row under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second row of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second row of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
	(01/01/17)	(06/30/17)	(01/01/17 – 06/30/17)
Institutional Class
Actual	$1,000.00	$1,092.90	$1.19
Hypothetical (5% return before expenses)	$1,000.00	$1,023.70	$1.15
Investor Class
Actual	$1,000.00	$1,090.10	$3.01
Hypothetical (5% return before expenses)	$1,000.00	$1,021.90	$2.91
Class L
Actual	$1,000.00	$1,088.70	$4.30
Hypothetical (5% return before expenses)	$1,000.00	$1,020.70	$4.16
* Expenses are equal to the Fund's annualized expense ratio of 0.23% for the Institutional Class, 0.58% for the Investor Class and 0.83% for the Class L shares, multiplied by the average account value over the period, multiplied by 181/365 days to reflect the one-half year period.
Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs, if applicable. If such fees or expenses were included, returns would be lower.

GREAT-WEST FUNDS, INC.
GREAT-WEST S&P 500® INDEX FUND
Schedule of Investments
As of June 30, 2017 (Unaudited)
Shares		Fair Value
COMMON STOCK
Basic Materials — 2.30%
35	AdvanSix Inc(a)	$ 1,093
28,677	Air Products & Chemicals Inc	4,102,532
14,796	Albemarle Corp	1,561,570
31,341	CF Industries Holdings Inc(b)	876,294
148,371	Dow Chemical Co	9,357,759
19,518	Eastman Chemical Co	1,639,317
115,193	EI du Pont de Nemours & Co	9,297,227
17,156	FMC Corp	1,253,246
178,257	Freeport-McMoRan Inc(a)	2,140,867
10,795	International Flavors & Fragrances Inc	1,457,325
53,670	International Paper Co	3,038,259
44,739	LyondellBasell Industries NV Class A	3,775,524
58,037	Monsanto Co	6,869,259
47,246	Mosaic Co	1,078,626
71,653	Newmont Mining Corp	2,320,841
42,939	Nucor Corp	2,484,880
34,895	PPG Industries Inc	3,837,054
38,158	Praxair Inc	5,057,843
10,715	Sherwin-Williams Co	3,760,536
		63,910,052
Communications — 13.36%
39,658	Alphabet Inc Class A(a)	36,869,249
39,759	Alphabet Inc Class C(a)	36,130,196
52,861	Amazon.com Inc(a)	51,169,448
819,186	AT&T Inc	30,907,888
49,903	CBS Corp Class B	3,182,813
71,585	CenturyLink Inc(b)	1,709,450
28,692	Charter Communications Inc Class A(a)	9,664,900
665,161	Cisco Systems Inc	20,819,539
631,639	Comcast Corp Class A	24,583,390
20,224	Discovery Communications Inc Class A(a)(b)	522,386
30,415	Discovery Communications Inc Class C(a)	766,762
30,310	DISH Network Corp Class A(a)	1,902,256
134,121	eBay Inc(a)	4,683,505
15,356	Expedia Inc	2,287,276
8,332	F5 Networks Inc(a)	1,058,664
314,956	Facebook Inc Class A(a)	47,552,057
54,348	Interpublic Group of Cos Inc	1,336,961
51,946	Juniper Networks Inc	1,448,255
38,495	Level 3 Communications Inc(a)	2,282,754
21,365	Motorola Solutions Inc	1,853,200
56,866	Netflix Inc(a)	8,496,349
52,111	News Corp Class A	713,921
12,090	News Corp Class B	171,074
31,446	Omnicom Group Inc	2,606,873
6,539	Priceline Group Inc(a)	12,231,330
12,231	Scripps Networks Interactive Inc Class A	835,500
82,199	Symantec Corp	2,322,122
Shares		Fair Value
Communications — (continued)
102,181	Time Warner Inc	$ 10,259,994
15,437	TripAdvisor Inc(a)(b)	589,693
140,682	Twenty-First Century Fox Inc Class A	3,986,928
66,071	Twenty-First Century Fox Inc Class B	1,841,399
12,065	VeriSign Inc(a)(b)	1,121,562
543,555	Verizon Communications Inc	24,275,166
45,978	Viacom Inc Class B	1,543,482
194,012	Walt Disney Co	20,613,775
		372,340,117
Consumer, Cyclical — 8.86%
9,584	Advance Auto Parts Inc	1,117,399
16,002	Alaska Air Group Inc	1,436,340
65,635	American Airlines Group Inc	3,302,753
7,965	AutoNation Inc(a)(b)	335,804
3,789	AutoZone Inc(a)	2,161,473
20,225	Bed Bath & Beyond Inc	614,840
36,934	Best Buy Co Inc	2,117,426
26,559	BorgWarner Inc	1,125,039
25,080	CarMax Inc(a)	1,581,545
56,165	Carnival Corp	3,682,739
3,760	Chipotle Mexican Grill Inc(a)	1,564,536
36,175	Coach Inc	1,712,525
57,923	Costco Wholesale Corp	9,263,625
136,307	CVS Health Corp	10,967,261
16,568	Darden Restaurants Inc	1,498,410
36,062	Delphi Automotive PLC	3,160,834
96,679	Delta Air Lines Inc	5,195,529
33,842	Dollar General Corp	2,439,670
31,815	Dollar Tree Inc(a)	2,224,505
44,586	DR Horton Inc	1,541,338
39,016	Fastenal Co	1,698,366
18,190	Foot Locker Inc	896,403
517,162	Ford Motor Co	5,787,043
27,622	Gap Inc	607,408
183,137	General Motors Co	6,396,975
19,172	Genuine Parts Co	1,778,395
35,519	Goodyear Tire & Rubber Co	1,241,744
52,121	Hanesbrands Inc(b)	1,207,122
22,734	Harley-Davidson Inc	1,228,091
14,663	Hasbro Inc	1,635,071
27,302	Hilton Worldwide Holdings Inc	1,688,629
159,301	Home Depot Inc	24,436,773
23,644	Kohl's Corp(b)	914,313
32,025	L Brands Inc	1,725,827
18,014	Leggett & Platt Inc	946,275
24,771	Lennar Corp Class A	1,320,790
41,322	LKQ Corp(a)	1,361,560
114,818	Lowe's Cos Inc	8,901,840
41,190	Macy's Inc	957,256
41,398	Marriott International Inc Class A	4,152,633
45,980	Mattel Inc	989,949
108,841	McDonald's Corp	16,670,088
21,703	Michael Kors Holdings Ltd(a)	786,734
8,174	Mohawk Industries Inc(a)	1,975,574

See Notes to Financial Statements.

Semi-Annual Report - June 30, 2017

GREAT-WEST FUNDS, INC.
GREAT-WEST S&P 500® INDEX FUND
Schedule of Investments
As of June 30, 2017 (Unaudited)
Shares		Fair Value
Consumer, Cyclical — (continued)
63,370	Newell Brands Inc	$ 3,397,899
177,055	NIKE Inc Class B	10,446,245
15,588	Nordstrom Inc(b)	745,574
12,126	O'Reilly Automotive Inc(a)	2,652,441
45,888	PACCAR Inc	3,030,444
38,598	PulteGroup Inc	946,809
10,945	PVH Corp	1,253,203
7,902	Ralph Lauren Corp	583,168
53,238	Ross Stores Inc	3,073,430
21,647	Royal Caribbean Cruises Ltd	2,364,502
9,320	Signet Jewelers Ltd(b)	589,397
82,056	Southwest Airlines Co	5,098,960
87,287	Staples Inc	878,980
192,853	Starbucks Corp	11,245,258
75,222	Target Corp	3,933,358
14,481	Tiffany & Co	1,359,331
86,047	TJX Cos Inc	6,210,012
17,985	Tractor Supply Co	974,967
7,588	Ulta Salon Cosmetics & Fragrance Inc(a)	2,180,336
24,735	Under Armour Inc Class A(a)(b)	538,234
23,375	Under Armour Inc Class C(a)(b)	471,240
38,453	United Continental Holdings Inc(a)	2,893,588
44,292	VF Corp	2,551,219
113,400	Walgreens Boots Alliance Inc	8,880,354
196,816	Wal-Mart Stores Inc	14,895,035
10,052	Whirlpool Corp	1,926,164
7,058	WW Grainger Inc	1,274,181
14,160	Wyndham Worldwide Corp	1,421,806
10,414	Wynn Resorts Ltd	1,396,726
44,080	Yum! Brands Inc	3,251,341
		246,812,652
Consumer, Non-Cyclical — 23.09%
231,216	Abbott Laboratories	11,239,410
211,818	AbbVie Inc	15,358,923
44,497	Aetna Inc	6,755,980
29,511	Alexion Pharmaceuticals Inc(a)	3,590,603
10,061	Align Technology Inc(a)	1,510,357
44,701	Allergan PLC	10,866,366
258,428	Altria Group Inc	19,245,133
21,737	AmerisourceBergen Corp	2,054,799
97,868	Amgen Inc	16,855,806
34,907	Anthem Inc	6,567,054
75,735	Archer-Daniels-Midland Co	3,133,914
59,373	Automatic Data Processing Inc	6,083,358
11,194	Avery Dennison Corp	989,214
64,444	Baxter International Inc	3,901,440
30,120	Becton Dickinson & Co	5,876,713
28,830	Biogen Inc(a)	7,823,309
179,251	Boston Scientific Corp(a)	4,968,838
219,512	Bristol-Myers Squibb Co	12,231,209
24,740	Brown-Forman Corp Class B	1,202,364
26,375	Campbell Soup Co	1,375,456
Shares		Fair Value
Consumer, Non-Cyclical — (continued)
42,127	Cardinal Health Inc	$ 3,282,536
104,041	Celgene Corp(a)	13,511,805
22,530	Centene Corp(a)	1,799,696
34,582	Church & Dwight Co Inc	1,794,114
33,987	Cigna Corp	5,689,084
11,051	Cintas Corp	1,392,868
16,740	Clorox Co	2,230,438
514,354	Coca-Cola Co	23,068,777
117,779	Colgate-Palmolive Co	8,730,957
54,106	ConAgra Foods Inc	1,934,831
23,199	Constellation Brands Inc Class A	4,494,342
6,208	Cooper Cos Inc	1,486,319
64,280	Coty Inc Class A	1,205,893
9,626	CR Bard Inc	3,042,875
81,150	Danaher Corp	6,848,248
20,615	DaVita HealthCare Partners Inc(a)	1,335,027
30,135	Dentsply Sirona Inc	1,953,953
24,685	Dr Pepper Snapple Group Inc	2,249,050
34,830	Ecolab Inc	4,623,682
28,399	Edwards Lifesciences Corp(a)	3,357,898
128,729	Eli Lilly & Co	10,594,397
14,800	Envision Healthcare Corp(a)	927,516
16,074	Equifax Inc	2,208,889
29,645	Estee Lauder Cos Inc Class A	2,845,327
79,084	Express Scripts Holding Co(a)	5,048,723
12,000	Gartner Inc(a)	1,482,120
76,993	General Mills Inc	4,265,412
174,387	Gilead Sciences Inc	12,343,112
20,419	Global Payments Inc	1,844,244
27,903	H&R Block Inc	862,482
38,512	HCA Holdings Inc(a)	3,358,246
10,607	Henry Schein Inc(a)	1,941,293
18,132	Hershey Co	1,946,833
37,630	Hologic Inc(a)	1,707,649
36,497	Hormel Foods Corp(b)	1,244,913
19,662	Humana Inc	4,731,070
11,880	IDEXX Laboratories Inc(a)	1,917,670
44,000	IHS Markit Ltd(a)	1,937,760
19,289	Illumina Inc(a)	3,347,027
23,029	Incyte Corp(a)	2,899,581
4,880	Intuitive Surgical Inc(a)	4,564,606
15,426	JM Smucker Co	1,825,359
358,940	Johnson & Johnson	47,484,173
34,039	Kellogg Co	2,364,349
47,767	Kimberly-Clark Corp	6,167,197
79,315	Kraft Foods Group Inc	6,792,537
121,599	Kroger Co	2,835,689
13,830	Laboratory Corp of America Holdings(a)	2,131,756
14,756	Mallinckrodt PLC(a)	661,216
15,418	McCormick & Co Inc	1,503,409
28,415	McKesson Corp	4,675,404
181,941	Medtronic PLC	16,147,264
365,345	Merck & Co Inc	23,414,961

See Notes to Financial Statements.

Semi-Annual Report - June 30, 2017

GREAT-WEST FUNDS, INC.
GREAT-WEST S&P 500® INDEX FUND
Schedule of Investments
As of June 30, 2017 (Unaudited)
Shares		Fair Value
Consumer, Non-Cyclical — (continued)
23,865	Molson Coors Brewing Co Class B	$ 2,060,504
202,169	Mondelez International Inc Class A	8,731,679
54,429	Monster Beverage Corp(a)	2,704,033
22,109	Moody's Corp	2,690,223
61,805	Mylan NV(a)	2,399,270
45,563	Nielsen Holdings PLC	1,761,466
11,726	Patterson Cos Inc(b)	550,536
149,808	PayPal Holdings Inc(a)	8,040,195
190,041	PepsiCo Inc	21,947,835
19,150	Perrigo Co PLC	1,446,208
795,184	Pfizer Inc	26,710,231
206,948	Philip Morris International Inc	24,306,043
339,732	Procter & Gamble Co	29,607,644
18,742	Quanta Services Inc(a)	616,987
18,405	Quest Diagnostics Inc	2,045,900
10,131	Regeneron Pharmaceuticals Inc(a)	4,975,739
110,022	Reynolds American Inc	7,155,831
16,468	Robert Half International Inc	789,311
34,601	S&P Global Inc	5,051,400
40,806	Stryker Corp	5,663,057
66,042	Sysco Corp	3,323,894
52,344	Thermo Fisher Scientific Inc	9,132,458
21,005	Total System Services Inc	1,223,541
38,920	Tyson Foods Inc Class A	2,437,560
10,817	United Rentals Inc(a)	1,219,184
128,524	UnitedHealth Group Inc	23,830,920
12,219	Universal Health Services Inc Class B	1,491,695
12,191	Varian Medical Systems Inc(a)	1,257,989
20,320	Verisk Analytics Inc(a)	1,714,398
33,407	Vertex Pharmaceuticals Inc(a)	4,305,160
65,307	Western Union Co	1,244,098
43,124	Whole Foods Market Inc	1,815,952
26,533	Zimmer Biomet Holdings Inc	3,406,837
65,240	Zoetis Inc	4,069,671
		643,412,272
Diversified — 0.04%
41,345	Leucadia National Corp	1,081,585
Energy — 5.99%
73,838	Anadarko Petroleum Corp	3,347,815
51,124	Apache Corp	2,450,373
55,546	Baker Hughes Inc	3,027,813
62,802	Cabot Oil & Gas Corp	1,575,074
100,462	Chesapeake Energy Corp(a)(b)	499,296
251,576	Chevron Corp	26,246,924
12,632	Cimarex Energy Co	1,187,534
19,690	Concho Resources Inc(a)	2,392,926
163,292	ConocoPhillips	7,178,316
70,330	Devon Energy Corp	2,248,450
76,386	EOG Resources Inc	6,914,461
Shares		Fair Value
Energy — (continued)
22,794	EQT Corp	$ 1,335,501
564,593	Exxon Mobil Corp	45,579,593
114,223	Halliburton Co	4,878,464
13,997	Helmerich & Payne Inc(b)	760,597
35,486	Hess Corp	1,556,771
256,082	Kinder Morgan Inc	4,906,531
114,778	Marathon Oil Corp	1,360,119
69,940	Marathon Petroleum Corp	3,659,960
22,084	Murphy Oil Corp	566,013
50,701	National Oilwell Varco Inc	1,670,091
26,185	Newfield Exploration Co(a)	745,225
57,998	Noble Energy Inc	1,641,343
101,261	Occidental Petroleum Corp	6,062,496
51,481	ONEOK Inc	2,685,249
58,401	Phillips 66	4,829,179
22,489	Pioneer Natural Resources Co	3,588,795
22,926	Range Resources Corp	531,195
184,361	Schlumberger Ltd	12,138,328
62,959	TechnipFMC PLC(a)	1,712,485
20,116	Tesoro Corp	1,882,858
46,364	Transocean Ltd(a)	381,576
60,449	Valero Energy Corp	4,077,890
109,473	Williams Cos Inc	3,314,842
		166,934,083
Financial — 18.46%
7,191	Affiliated Managers Group Inc	1,192,699
52,878	Aflac Inc	4,107,563
11,811	Alexandria Real Estate Equities Inc REIT	1,422,871
7,748	Alliance Data Systems Corp	1,988,834
48,857	Allstate Corp	4,320,913
100,608	American Express Co	8,475,218
117,166	American International Group Inc	7,325,218
56,408	American Tower Corp REIT	7,463,907
20,314	Ameriprise Financial Inc	2,585,769
34,503	Aon PLC	4,587,174
21,281	Apartment Investment & Management Co REIT Class A	914,445
22,966	Arthur J Gallagher & Co	1,314,803
8,006	Assurant Inc	830,142
17,979	AvalonBay Communities Inc REIT	3,455,024
1,326,034	Bank of America Corp	32,169,585
140,095	Bank of New York Mellon Corp	7,147,647
108,214	BB&T Corp	4,913,998
253,097	Berkshire Hathaway Inc Class B(a)	42,867,039
16,022	BlackRock Inc	6,767,853
20,022	Boston Properties Inc REIT	2,463,106
63,417	Capital One Financial Corp	5,239,513
12,460	CBOE Holdings Inc	1,138,844
38,521	CBRE Group Inc Class A(a)	1,402,164
159,853	Charles Schwab Corp	6,867,285
61,981	Chubb Ltd	9,010,798

See Notes to Financial Statements.

Semi-Annual Report - June 30, 2017

GREAT-WEST FUNDS, INC.
GREAT-WEST S&P 500® INDEX FUND
Schedule of Investments
As of June 30, 2017 (Unaudited)
Shares		Fair Value
Financial — (continued)
19,978	Cincinnati Financial Corp	$ 1,447,406
368,203	Citigroup Inc	24,625,417
67,000	Citizens Financial Group Inc	2,390,560
44,949	CME Group Inc	5,629,413
22,448	Comerica Inc	1,644,092
47,999	Crown Castle International Corp REIT	4,808,540
21,290	Digital Realty Trust Inc REIT	2,404,705
51,234	Discover Financial Services	3,186,242
37,411	E*TRADE Financial Corp(a)	1,422,740
10,500	Equinix Inc REIT	4,506,180
47,777	Equity Residential REIT	3,145,160
8,725	Essex Property Trust Inc REIT	2,244,681
5,618	Everest Re Group Ltd	1,430,287
16,911	Extra Space Storage Inc REIT	1,319,058
9,576	Federal Realty Investment Trust REIT	1,210,311
99,333	Fifth Third Bancorp	2,578,685
45,155	Franklin Resources Inc	2,022,492
77,267	GGP Inc REIT	1,820,410
49,003	Goldman Sachs Group Inc	10,873,766
50,165	Hartford Financial Services Group Inc	2,637,174
62,992	HCP Inc REIT	2,013,224
95,493	Host Hotels & Resorts Inc REIT	1,744,657
140,541	Huntington Bancshares Inc	1,900,114
78,693	Intercontinental Exchange Inc	5,187,443
53,802	Invesco Ltd	1,893,292
31,955	Iron Mountain Inc REIT	1,097,974
474,150	JPMorgan Chase & Co	43,337,310
142,766	KeyCorp	2,675,435
56,677	Kimco Realty Corp REIT	1,040,023
30,298	Lincoln National Corp	2,047,539
37,496	Loews Corp	1,755,188
20,464	M&T Bank Corp	3,314,145
16,365	Macerich Co REIT	950,152
68,910	Marsh & McLennan Cos Inc	5,372,224
124,982	MasterCard Inc Class A	15,179,064
143,964	MetLife Inc	7,909,382
14,958	Mid-America Apartment Communities Inc REIT	1,576,274
191,087	Morgan Stanley	8,514,837
15,553	NASDAQ OMX Group Inc	1,111,884
39,080	Navient Corp	650,682
27,697	Northern Trust Corp	2,692,425
43,162	People's United Financial Inc	762,241
64,341	PNC Financial Services Group Inc	8,034,261
34,957	Principal Financial Group Inc	2,239,695
76,231	Progressive Corp	3,361,025
70,218	Prologis Inc REIT	4,117,583
56,785	Prudential Financial Inc	6,140,730
19,931	Public Storage REIT	4,156,211
16,994	Raymond James Financial Inc	1,363,259
36,384	Realty Income Corp REIT	2,007,669
Shares		Fair Value
Financial — (continued)
19,732	Regency Centers Corp REIT	$ 1,236,012
161,500	Regions Financial Corp	2,364,360
41,598	Simon Property Group Inc REIT	6,728,892
13,538	SL Green Realty Corp REIT	1,432,320
47,124	State Street Corp	4,228,436
64,924	SunTrust Banks Inc	3,682,489
104,750	Synchrony Financial	3,123,645
32,098	T Rowe Price Group Inc	2,381,993
14,251	Torchmark Corp	1,090,202
37,468	Travelers Cos Inc	4,740,826
36,079	UDR Inc REIT	1,405,999
31,391	Unum Group	1,463,762
211,709	US Bancorp	10,991,931
47,658	Ventas Inc REIT	3,311,278
246,003	Visa Inc Class A	23,070,161
22,919	Vornado Realty Trust REIT	2,152,094
598,948	Wells Fargo & Co	33,187,709
48,215	Welltower Inc REIT	3,608,893
100,184	Weyerhaeuser Co REIT	3,356,164
16,793	Willis Towers Watson PLC	2,442,710
34,600	XL Group Ltd	1,515,480
27,636	Zions Bancorporation	1,213,497
		514,194,526
Industrial — 10.01%
79,699	3M Co	16,592,535
5,794	Acuity Brands Inc(b)	1,177,804
43,199	Agilent Technologies Inc	2,562,133
12,930	Allegion PLC	1,048,882
31,199	AMETEK Inc	1,889,723
40,970	Amphenol Corp Class A	3,024,405
59,205	Arconic Inc	1,340,993
45,792	Ball Corp	1,932,880
74,794	Boeing Co	14,790,514
78,502	Caterpillar Inc	8,435,825
19,282	CH Robinson Worldwide Inc(b)	1,324,288
124,700	Corning Inc	3,747,235
124,116	CSX Corp	6,771,769
20,174	Cummins Inc	3,272,626
38,573	Deere & Co	4,767,237
20,527	Dover Corp	1,646,676
60,351	Eaton Corp PLC	4,697,118
85,563	Emerson Electric Co	5,101,266
24,180	Expeditors International of Washington Inc	1,365,686
32,518	FedEx Corp	7,067,137
18,582	FLIR Systems Inc	644,052
16,281	Flowserve Corp(b)	755,927
18,466	Fluor Corp	845,374
40,461	Fortive Corp	2,563,204
20,844	Fortune Brands Home & Security Inc	1,359,863
15,513	Garmin Ltd(b)	791,628
37,705	General Dynamics Corp	7,469,361
1,159,451	General Electric Co	31,316,772
16,699	Harris Corp	1,821,527
100,988	Honeywell International Inc	13,460,691

See Notes to Financial Statements.

Semi-Annual Report - June 30, 2017

GREAT-WEST FUNDS, INC.
GREAT-WEST S&P 500® INDEX FUND
Schedule of Investments
As of June 30, 2017 (Unaudited)
Shares		Fair Value
Industrial — (continued)
42,054	Illinois Tool Works Inc	$ 6,024,236
34,773	Ingersoll-Rand PLC	3,177,904
16,773	Jacobs Engineering Group Inc	912,283
12,032	JB Hunt Transport Services Inc	1,099,484
123,127	Johnson Controls International PLC	5,338,787
14,191	Kansas City Southern	1,485,088
10,321	L3 Technologies Inc	1,724,433
33,387	Lockheed Martin Corp	9,268,565
8,198	Martin Marietta Materials Inc	1,824,711
44,560	Masco Corp	1,702,638
3,385	Mettler-Toledo International Inc(a)	1,992,208
38,926	Norfolk Southern Corp	4,737,294
23,203	Northrop Grumman Corp	5,956,442
17,557	Parker-Hannifin Corp	2,805,960
21,986	Pentair PLC	1,462,948
14,457	PerkinElmer Inc	985,100
38,728	Raytheon Co	6,253,797
31,135	Republic Services Inc	1,984,234
17,016	Rockwell Automation Inc	2,755,911
21,584	Rockwell Collins Inc	2,268,047
13,198	Roper Technologies Inc	3,055,733
25,198	Sealed Air Corp	1,127,863
7,853	Snap-on Inc	1,240,774
19,800	Stanley Black & Decker Inc	2,786,454
11,468	Stericycle Inc(a)	875,238
47,547	TE Connectivity Ltd	3,740,998
34,883	Textron Inc	1,642,989
6,677	TransDigm Group Inc(b)	1,795,245
108,146	Union Pacific Corp	11,778,181
91,346	United Parcel Service Inc Class B	10,101,954
99,595	United Technologies Corp	12,161,545
17,184	Vulcan Materials Co	2,176,869
53,958	Waste Management Inc	3,957,819
10,517	Waters Corp(a)	1,933,445
34,065	Westrock Co	1,930,123
24,162	Xylem Inc	1,339,300
		278,989,731
Technology — 14.05%
82,196	Accenture PLC Class A	10,166,001
92,388	Activision Blizzard Inc	5,318,777
65,806	Adobe Systems Inc(a)	9,307,601
102,515	Advanced Micro Devices Inc(a)(b)	1,279,387
23,176	Akamai Technologies Inc(a)	1,154,397
48,205	Analog Devices Inc	3,750,349
11,392	ANSYS Inc(a)	1,386,179
694,718	Apple Inc	100,053,286
142,987	Applied Materials Inc	5,906,793
26,486	Autodesk Inc(a)	2,670,319
53,297	Broadcom Ltd	12,420,866
39,701	CA Inc	1,368,493
40,638	Cerner Corp(a)	2,701,208
20,323	Citrix Systems Inc(a)	1,617,304
Shares		Fair Value
Technology — (continued)
78,481	Cognizant Technology Solutions Corp Class A	$ 5,211,138
18,926	CSRA Inc	600,900
37,547	DXC Technology Co	2,880,606
40,966	Electronic Arts Inc(a)	4,330,925
43,262	Fidelity National Information Services Inc	3,694,575
28,649	Fiserv Inc(a)	3,504,919
221,726	Hewlett Packard Enterprise Co	3,678,434
228,585	HP Inc	3,995,666
627,958	Intel Corp	21,187,303
113,917	International Business Machines Corp	17,523,852
32,092	Intuit Inc	4,262,139
20,448	KLA-Tencor Corp	1,871,196
21,555	Lam Research Corp	3,048,524
30,566	Microchip Technology Inc(b)	2,359,084
136,246	Micron Technology Inc(a)	4,068,306
1,028,719	Microsoft Corp	70,909,601
35,474	NetApp Inc	1,420,734
79,281	NVIDIA Corp	11,460,861
400,230	Oracle Corp	20,067,532
43,287	Paychex Inc	2,464,762
17,213	Qorvo Inc(a)	1,089,927
195,701	QUALCOMM Inc	10,806,609
24,128	Red Hat Inc(a)	2,310,256
89,095	Salesforce.com Inc(a)	7,715,627
40,005	Seagate Technology PLC(b)	1,550,194
24,402	Skyworks Solutions Inc	2,341,372
20,807	Synopsys Inc(a)	1,517,454
132,440	Texas Instruments Inc	10,188,609
38,807	Western Digital Corp	3,438,300
28,863	Xerox Corp	829,234
33,028	Xilinx Inc	2,124,361
		391,553,960
Utilities — 3.13%
89,692	AES Corp	996,478
28,832	Alliant Energy Corp	1,158,181
32,770	Ameren Corp	1,791,536
64,844	American Electric Power Co Inc	4,504,713
23,666	American Water Works Co Inc	1,844,765
55,776	CenterPoint Energy Inc	1,527,147
37,702	CMS Energy Corp	1,743,717
40,967	Consolidated Edison Inc	3,310,953
83,534	Dominion Resources Inc	6,401,210
24,043	DTE Energy Co	2,543,509
92,996	Duke Energy Corp	7,773,536
42,744	Edison International	3,342,153
24,141	Entergy Corp	1,853,305
42,491	Eversource Energy	2,579,629
124,161	Exelon Corp	4,478,487
60,063	FirstEnergy Corp	1,751,437
62,477	NextEra Energy Inc	8,754,902
43,688	NiSource Inc	1,107,928
43,514	NRG Energy Inc	749,311
66,995	PG&E Corp	4,446,458

See Notes to Financial Statements.

Semi-Annual Report - June 30, 2017

GREAT-WEST FUNDS, INC.
GREAT-WEST S&P 500® INDEX FUND
Schedule of Investments
As of June 30, 2017 (Unaudited)
Shares		Fair Value
Utilities — (continued)
14,512	Pinnacle West Capital Corp	$ 1,235,842
91,255	PPL Corp	3,527,918
66,214	Public Service Enterprise Group Inc	2,847,864
19,302	SCANA Corp	1,293,427
32,971	Sempra Energy	3,717,480
132,778	Southern Co	6,357,411
40,962	WEC Energy Group Inc	2,514,248
66,305	Xcel Energy Inc	3,042,073
		87,195,618
TOTAL COMMON STOCK — 99.29% (Cost $1,711,955,847)		$ 2,766,424,596
Principal Amount
SHORT TERM INVESTMENTS
U.S. Government Agency Bonds and Notes — 0.98%
27,400,000	Federal Home Loan Bank 0.41%, 07/03/2017	27,399,391
Repurchase Agreements — 0.72%
$ 1,027,801	Undivided interest of 3.97% in a repurchase agreement (principal amount/value $25,935,160 with a maturity value of $25,937,451) with HSBC Securities (USA) Inc, 1.06%, dated 6/30/17 to be repurchased at $1,027,801 on 7/3/17 collateralized by a U.S. Treasury security and various U.S. Government Agency securities, 0.00% - 7.25%, 7/15/17 - 1/15/37, with a value of $26,453,907.(c)	1,027,801
4,766,458	Undivided interest of 3.99% in a repurchase agreement (principal amount/value $119,447,230 with a maturity value of $119,458,677) with Daiwa Capital Markets America Inc, 1.15%, dated 6/30/17 to be repurchased at $4,766,458 on 7/3/17 collateralized by U.S. Treasury securities and various U.S. Government Agency securities, 0.00% - 6.50%, 7/13/17 - 12/1/51, with a value of $121,836,176.(c)	4,766,458
Principal Amount		Fair Value
Repurchase Agreements — (continued)
$ 844,384	Undivided interest of 4.04% in a repurchase agreement (principal amount/value $20,896,843 with a maturity value of $20,898,776) with BNP Paribas Securities Corp, 1.11%, dated 6/30/17 to be repurchased at $844,384 on 7/3/17 collateralized by U.S. Treasury securities and various U.S. Government Agency securities, 0.00% - 9.00%, 7/28/17 - 9/9/49, with a value of $21,314,780.(c)	$ 844,384
4,766,458	Undivided interest of 4.05% in a repurchase agreement (principal amount/value $117,806,518 with a maturity value of $117,817,121) with RBC Capital Markets Corp, 1.08%, dated 6/30/17 to be repurchased at $4,766,458 on 7/3/17 collateralized by U.S. Treasury securities and various U.S. Government Agency securities, 1.38% - 7.00%, 2/19/19 - 6/1/47, with a value of $120,162,656.(c)	4,766,458
4,766,458	Undivided interest of 4.07% in a repurchase agreement (principal amount/value $117,231,511 with a maturity value of $117,242,257) with Citigroup Global Markets Inc, 1.10%, dated 6/30/17 to be repurchased at $4,766,458 on 7/3/17 collateralized by U.S. Treasury securities and various U.S. Government Agency securities, 0.00% - 8.75%, 7/27/17 - 7/1/47, with a value of $119,576,141.(c)	4,766,458

See Notes to Financial Statements.

Semi-Annual Report - June 30, 2017

GREAT-WEST FUNDS, INC.
GREAT-WEST S&P 500® INDEX FUND
Schedule of Investments
As of June 30, 2017 (Unaudited)
Principal Amount		Fair Value
Repurchase Agreements — (continued)
$3,897,046	Undivided interest of 5.85% in a repurchase agreement (principal amount/value $66,671,047 with a maturity value of $66,677,103) with ING Financial Markets LLC, 1.09%, dated 6/30/17 to be repurchased at $3,897,046 on 7/3/17 collateralized by various U.S. Government Agency securities, 1.83% - 5.42%, 5/1/19 - 10/1/46, with a value of $68,004,598.(c)	$ 3,897,046
20,068,605
SHORT TERM INVESTMENTS — 1.70% (Cost $47,467,996)		$ 47,467,996
TOTAL INVESTMENTS — 100.99% (Cost $1,759,423,843)		$ 2,813,892,592
OTHER ASSETS & LIABILITIES, NET — (0.99)%		$ (27,622,195)
TOTAL NET ASSETS — 100.00%		$ 2,786,270,397
(a)	Non-income producing security.
(b)	All or a portion of the security is on loan at June 30, 2017.
(c)	Collateral received for securities on loan.
REIT	Real Estate Investment Trust
At June 30, 2017, the Fund held the following outstanding futures contracts:
Description	Number of Contracts	Currency	Notional Value	Expiration Date	Net Unrealized Depreciation
S&P 500® Emini Long Futures	255	USD	30,866,475	September 2017	$(121,425)
Security classes presented herein are not necessarily the same as those used for determining the Fund's compliance with its investment objectives and restrictions, as the Fund uses additional sub-classifications, which management defines by referring to one or more widely recognized market indexes or ratings group indexes (unaudited).
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2017

GREAT-WEST FUNDS, INC.
Statement of Assets and Liabilities
As of June 30, 2017 (Unaudited)
Great-West S&P 500® Index Fund
ASSETS:
Investments in securities, fair value (including $19,613,187 of securities on loan)(a)	$2,793,823,987
Repurchase agreements, fair value(b)	20,068,605
Cash	838,035
Margin deposits	1,082,400
Dividends receivable	2,839,788
Subscriptions receivable	3,475,521
Variation margin on futures contracts	572,911
Total Assets	2,822,701,247
LIABILITIES:
Payable for investments purchased	1,199,619
Payable for director fees	789
Payable for distribution fees	54,258
Payable for other accrued fees	34,028
Payable for shareholder services fees	491,063
Payable to investment adviser	424,305
Payable upon return of securities loaned	20,068,605
Redemptions payable	14,158,183
Total Liabilities	36,430,850
NET ASSETS	$2,786,270,397
NET ASSETS REPRESENTED BY:
Capital stock, $0.10 par value	$18,964,282
Paid-in capital in excess of par	1,681,534,590
Net unrealized appreciation	1,054,347,324
Undistributed net investment income	755,251
Accumulated net realized gain	30,668,950
NET ASSETS	$2,786,270,397
NET ASSETS BY CLASS
Investor Class	$1,404,392,756
Class L	$266,301,861
Institutional Class	$1,115,575,780
CAPITAL STOCK:
Authorized
Investor Class	150,000,000
Class L	30,000,000
Institutional Class	210,000,000
Issued and Outstanding
Investor Class	67,940,147
Class L	16,226,096
Institutional Class	105,476,578
NET ASSET VALUE, REDEMPTION PRICE AND OFFERING PRICE PER SHARE:
Investor Class	$20.67
Class L	$16.41
Institutional Class	$10.58
(a) Cost of investments	$1,739,355,238
(b) Cost of repurchase agreements	$20,068,605
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2017

GREAT-WEST FUNDS, INC.
Statement of Operations
For the period ended June 30, 2017 (Unaudited)
Great-West S&P 500® Index Fund
INVESTMENT INCOME:
Interest	$101,758
Income from securities lending	36,221
Dividends	27,718,142
Total Income	27,856,121
EXPENSES:
Management fees	3,082,266
Shareholder services fees – Investor Class	2,468,810
Shareholder services fees – Class L	419,857
Audit and tax fees	7,181
Custodian fees	6,027
Director's fees	789
Distribution fees – Class L	301,709
Legal fees	646
Pricing fees	829
Registration fees	13,741
Shareholder report fees	4,756
Transfer agent fees	2,198
Other fees	356
Total Expenses	6,309,165
NET INVESTMENT INCOME	21,546,956
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain on investments	28,033,969
Net realized gain on futures contracts	2,688,692
Net Realized Gain	30,722,661
Net change in unrealized appreciation on investments	183,916,816
Net change in unrealized appreciation on futures contracts	120,193
Net Change in Unrealized Appreciation	184,037,009
Net Realized and Unrealized Gain	214,759,670
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$236,306,626
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2017

GREAT-WEST FUNDS, INC.
Statement of Changes in Net Assets
For the period ended June 30, 2017 and fiscal year ended December 31, 2016
Great-West S&P 500® Index Fund	2017 (Unaudited)	2016
OPERATIONS:
Net investment income	$21,546,956	$42,372,032
Net realized gain	30,722,661	61,129,966
Net change in unrealized appreciation	184,037,009	173,477,809
Net Increase in Net Assets Resulting from Operations	236,306,626	276,979,807
DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income
Investor Class	(5,855,785)	(12,449,026)
Class L	(1,342,152)	(2,379,672)
Institutional Class	(13,593,768)	(29,867,203)
From net investment income	(20,791,705)	(44,695,901)
From net realized gains
Investor Class	-	(23,489,232)
Class L	-	(4,482,277)
Institutional Class	-	(32,739,886)
From net realized gains	0	(60,711,395)
Total Distributions	(20,791,705)	(105,407,296)
CAPITAL SHARE TRANSACTIONS:
Shares sold
Investor Class	254,351,357	522,263,340
Class L	60,889,630	153,214,552
Institutional Class	92,878,489	227,386,078
Shares issued in reinvestment of distributions
Investor Class	5,855,785	35,938,258
Class L	1,342,152	6,861,949
Institutional Class	13,593,768	62,607,089
Shares redeemed
Investor Class	(343,129,448)	(606,238,293)
Class L	(30,411,519)	(48,005,628)
Institutional Class	(80,856,725)	(203,238,071)
Net Increase (Decrease) in Net Assets Resulting from Capital Share Transactions	(25,486,511)	150,789,274
Total Increase in Net Assets	190,028,410	322,361,785
NET ASSETS:
Beginning of Period	2,596,241,987	2,273,880,202
End of Period(a)	$2,786,270,397	$2,596,241,987
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2017

GREAT-WEST FUNDS, INC.
Statement of Changes in Net Assets
For the period ended June 30, 2017 and fiscal year ended December 31, 2016
Great-West S&P 500® Index Fund	2017 (Unaudited)	2016
CAPITAL SHARE TRANSACTIONS - SHARES:
Shares sold
Investor Class	12,656,220	29,098,237
Class L	3,801,217	10,627,258
Institutional Class	8,985,010	24,068,499
Shares issued in reinvestment of distributions
Investor Class	281,664	1,912,686
Class L	81,293	456,632
Institutional Class	1,277,610	6,430,516
Shares redeemed
Investor Class	(17,001,261)	(33,520,565)
Class L	(1,905,410)	(3,293,444)
Institutional Class	(7,779,466)	(20,902,495)
Net Increase	396,877	14,877,324
(a) Including undistributed net investment income:	$755,251	$0
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2017

GREAT-WEST FUNDS, INC.
GREAT-WEST S&P 500® INDEX FUND
Financial Highlights
Selected data for a share of capital stock of the Fund throughout the periods indicated.
		Income (Loss) from Investment Operations:			Less Distributions:
	Net asset value, beginning of period	Net investment income(a)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	Total Distributions	Net asset value, end of period	Total Return (b)(c)
Investor Class
06/30/2017(Unaudited)	$19.04	0.15	1.57	1.72	(0.09)	-	(0.09)	$20.67	9.01% (d)
12/31/2016	$17.57	0.29	1.68	1.97	(0.17)	(0.33)	(0.50)	$19.04	11.27%
12/31/2015	$18.03	0.27	(0.13)	0.14	(0.22)	(0.38)	(0.60)	$17.57	0.75%
12/31/2014	$16.38	0.24	1.89	2.13	(0.27)	(0.21)	(0.48)	$18.03	13.00%
12/31/2013	$12.75	0.22	3.79	4.01	(0.28)	(0.10)	(0.38)	$16.38	31.62%
12/31/2012	$11.34	0.21	1.53	1.74	(0.20)	(0.13)	(0.33)	$12.75	15.42%
Class L
06/30/2017(Unaudited)	$15.15	0.10	1.24	1.34	(0.08)	-	(0.08)	$16.41	8.87% (d)
12/31/2016	$14.13	0.20	1.34	1.54	(0.19)	(0.33)	(0.52)	$15.15	10.97%
12/31/2015	$14.63	0.19	(0.11)	0.08	(0.22)	(0.36)	(0.58)	$14.13	0.50%
12/31/2014	$13.43	0.17	1.54	1.71	(0.30)	(0.21)	(0.51)	$14.63	12.74% (e)
12/31/2013	$10.55	0.15	3.13	3.28	(0.30)	(0.10)	(0.40)	$13.43	31.28% (e)
12/31/2012	$ 9.52	0.17	1.27	1.44	(0.28)	(0.13)	(0.41)	$10.55	15.16% (e)
Institutional Class
06/30/2017(Unaudited)	$ 9.80	0.09	0.82	0.91	(0.13)	-	(0.13)	$10.58	9.29% (d)
12/31/2016	$ 9.35	0.19	0.89	1.08	(0.30)	(0.33)	(0.63)	$ 9.80	11.66%
12/31/2015 (f)	$10.00	0.13	(0.21)	(0.08)	(0.24)	(0.33)	(0.57)	$ 9.35	(0.77%) (d)
	Net assets, end of period (000)	Ratio of expenses to average net assets (before reimbursement and/or waiver, if applicable)	Ratio of expenses to average net assets (after reimbursement and/or waiver, if applicable)	Ratio of net investment income to average net assets (after reimbursement and/or waiver, if applicable)	Portfolio turnover rate(g)
Supplemental Data and Ratios
Investor Class
06/30/2017 (Unaudited)	$1,404,393	0.58% (h)	0.58% (h)	1.47% (h)	2% (d)
12/31/2016	$1,370,743	0.60%	0.60%	1.61%	7%
12/31/2015	$1,309,029	0.60%	0.60%	1.47%	10%
12/31/2014	$2,153,976	0.60%	0.60%	1.42%	5%
12/31/2013	$1,803,943	0.60%	0.60%	1.49%	4%
12/31/2012	$1,268,188	0.60%	0.60%	1.70%	6%
Class L
06/30/2017 (Unaudited)	$ 266,302	0.83% (h)	0.83% (h)	1.22% (h)	2% (d)
12/31/2016	$ 215,846	0.85%	0.85%	1.35%	7%
12/31/2015	$ 91,235	0.85%	0.85%	1.27%	10%
12/31/2014	$ 39,654	0.85%	0.85%	1.19%	5%
12/31/2013	$ 11,625	0.85%	0.85%	1.24%	4%
12/31/2012	$ 3,909	0.85%	0.85%	1.58%	6%
Institutional Class
06/30/2017 (Unaudited)	$1,115,576	0.23% (h)	0.23% (h)	1.82% (h)	2% (d)
12/31/2016	$1,009,653	0.25%	0.25%	1.95%	7%
12/31/2015 (f)	$ 873,617	0.25% (h)	0.25% (h)	1.97% (h)	10%
(a)	Per share amounts are based upon average shares outstanding.
(b)	Total return does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.
(c)	Total return shown net of expenses reimbursed and/or waived, if applicable. Without the expense reimbursement and/or waiver, the return shown would have been lower.
(d)	Not annualized for periods less than one full year.
(e)	Total return shown net of distribution fees waived. Without the waiver, the return shown would have been lower.
(f)	Institutional Class inception date was May 1, 2015.
(g)	Portfolio turnover is calculated at the Fund level.
(h)	Annualized.
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2017

GREAT-WEST FUNDS, INC.
GREAT-WEST S&P 500® INDEX FUND
Notes to Financial Statements (Unaudited)

1.  ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES
Great-West Funds, Inc. (Great-West Funds), a Maryland corporation, was organized on December 7, 1981 and is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company. Great-West Funds presently consists of sixty-four funds. Interests in the Great-West S&P 500® Index Fund (the Fund) are included herein. The investment objective of the Fund is to seek investment results that track the total return of the common stocks that comprise the Standard & Poor’s 500® Composite Stock Price Index. The Fund is diversified as defined in the 1940 Act. The Fund is available as an investment option to insurance company separate accounts for certain variable annuity contracts and variable life insurance policies, to individual retirement account custodians or trustees, to plan sponsors of qualified retirement plans, to college savings programs, and to asset allocation funds that are a series of Great-West Funds.
Effective May 1, 2017, the Initial Class name changed to Investor Class. The Fund offers three share classes, referred to as Investor Class, Class L and Institutional Class shares. All shares of the Fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, expenses (other than those attributable to a specific class) and realized and unrealized gains and losses are allocated daily to each class of shares based on the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against operations of that class.
The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The Great-West Funds are also investment companies and accordingly follow the investment company accounting and reporting guidance of U.S. GAAP. The following is a summary of the significant accounting policies of the Fund.
Security Valuation
The Board of Directors of the Fund has adopted policies and procedures for the valuation of the Fund’s securities and assets, and has appointed the Fair Value Pricing Committee of the investment adviser, Great-West Capital Management, LLC, to complete valuation determinations under those policies and procedures.
The Fund generally values its securities based on market prices determined at the close of regular trading on the New York Stock Exchange (NYSE) on each day the NYSE is open for trading. The net asset value (NAV) of each class of the Fund's shares is determined by dividing the net assets attributable to each class of shares of the Fund by the number of issued and outstanding shares of each class of the Fund on each valuation date.
For securities that are traded on only one exchange, the last sale price as of the close of business of that exchange will be used. If the closing price is not available, the current bid as of the close of business will be used. For securities traded on more than one exchange, or upon one or more exchanges and in the over-the-counter (OTC) market, the last sale price as of the close of business on the market which the security is traded most extensively will be used. If the closing price is not available, the current bid as of the close of business will be used. For securities that principally trade on the NASDAQ National Market System, the NASDAQ official closing price will be used.
Short term securities purchased with less than 60 days remaining until maturity and all U.S. Treasury Bills are valued on the basis of amortized cost, which has been determined to approximate fair value. Short term securities purchased with more than 60 days remaining until maturity are valued using pricing services, or in the event a price is not available from a pricing service, may be priced using other methodologies approved by the Board of Directors, including model pricing or pricing on the basis of quotations from brokers or dealers, and will continue to be priced until final maturity.
Foreign equity securities are generally valued using an adjusted systematic fair value price from an independent pricing service. Foreign exchange rates are determined at a time that corresponds to the closing of the NYSE.

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For derivatives that are traded on an exchange, the last sale price as of the close of business of the exchange will be used. For derivatives traded over-the-counter (OTC), independent pricing services will be utilized when possible. If a price cannot be located from the primary source, other appropriate sources, which may include the use of an internally developed valuation model, another external pricing vendor or sourcing a price from a broker, may be used.
Independent pricing services are approved by the Board of Directors and are utilized for all investment types when available. In some instances valuations from independent pricing services are not available or do not reflect events in the market between the time the market closed and the valuation time and therefore fair valuation procedures are implemented. The fair value for some securities may be obtained from pricing services or other pricing sources. The inputs used by the pricing services are reviewed quarterly or when the pricing vendor issues updates to its pricing methodologies. Broker quotes are analyzed through an internal review process, which includes a review of known market conditions and other relevant data. Developments that might trigger fair value pricing could be natural disasters, government actions or fluctuations in domestic and foreign markets.
The following table provides examples of the inputs that are commonly used for valuing particular classes of securities. These classifications are not exclusive, and any inputs may be used to value any other security class.
Class	Inputs
Common Stock	Exchange traded close price, bids, evaluated bids, open and close price of the local exchange, exchange rates, fair values based on significant market movement and various index data.
Short Term Investments	Maturity date, credit quality and interest rates.
Futures Contracts	Exchange traded close price.
The Fund classifies its valuations into three levels based upon the observability of inputs to the valuation of the Fund’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. Classification is based on the lowest level of input significant to the fair value measurement. The three levels are defined as follows:
Level 1 – Unadjusted quoted prices for identical securities in active markets.
Level 2 – Inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. These may include quoted prices for similar assets in active markets.
Level 3 – Unobservable inputs to the extent observable inputs are not available and may include prices obtained from single broker quotes. Unobservable inputs reflect the Fund’s own assumptions and would be based on the best information available under the circumstances.
As of June 30, 2017, the inputs used to value the Fund’s investments are detailed in the following table. More information regarding the sector and industry classifications, as applicable, are included in the Schedule of Investments. The Fund recognizes transfers between levels as of the beginning of the reporting period.  There were no transfers between Levels 1, 2 and 3 during the period.
	Level 1	Level 2	Level 3	Total
Assets
Investments, at fair value:
Common Stock	$ 2,766,424,596	$ —	$ —	$ 2,766,424,596
Short Term Investments	—	47,467,996	—	47,467,996
Total Assets	$ 2,766,424,596	$ 47,467,996	$ 0	$ 2,813,892,592
Liabilities
Other Financial Investments:
Futures Contracts(a)	$ (121,425)	$ —	$ —	$ (121,425)
Total Liabilities	$ (121,425)	$ 0	$ 0	$ (121,425)
(a)	Futures Contracts are reported at the security’s unrealized appreciation (depreciation), which represents the change in the contract’s value from trade date.

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Repurchase Agreements
The Fund may engage in repurchase agreement transactions with institutions that the Fund’s investment adviser has determined are creditworthy. The Fund will purchase securities at a specified price with an agreement to sell the securities to the same counterparty at a specified time, price and interest rate. The Fund’s custodian and/or securities lending agent receives delivery of the underlying securities collateralizing a repurchase agreement. Collateral is at least equal to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights.
Security Transactions
Security transactions are accounted for on the date the security is purchased or sold (trade date). Realized gains and losses from investments sold are determined on a specific lot selection. Dividend income for the Fund is accrued as of the ex-dividend date and interest income, including amortization of discounts and premiums, is recorded daily.
Federal Income Taxes and Distributions to Shareholders
The Fund intends to comply with provisions under Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its net taxable income, including any net realized gain on investments not offset by capital loss carryforwards, if any, to shareholders. Therefore, no federal income or excise tax provision is required. The Fund files income tax returns in U.S. federal and applicable state jurisdictions. The statute of limitations on the Fund’s tax return filings generally remains open for the three preceding fiscal reporting period ends. State tax returns may remain open for an additional fiscal year.
Distributions to shareholders from net investment income of the Fund, if any, are declared and paid semi-annually. Capital gain distributions of the Fund, if any, are declared and paid at least annually. Distributions are reinvested in additional shares of the Fund at net asset value and are declared separately for each class. Distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles.
Net investment income (loss) and net realized gain (loss) for federal income tax purposes may differ from those reported on the financial statements because of temporary and permanent book-tax basis differences. Book-tax differences may include but are not limited to the following: wash sales, distribution adjustments and adjustments for real estate investment trusts.
The aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation for federal income tax purposes as of June 30, 2017 were as follows:
Federal tax cost of investments	$1,770,399,899
Gross unrealized appreciation on investments	1,130,597,076
Gross unrealized depreciation on investments	(87,104,383)
Net unrealized appreciation on investments	$1,043,492,693
2.  RISK EXPOSURES
The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates.
In pursuit of the Fund's investment objectives, the Fund may seek to use derivatives to increase or decrease its exposure to the following market risks:
Equity Risk - The risk that relates to the change in value of equity securities as they relate to increases or decreases in the general market.
The Fund is also exposed to additional risks from investing in derivatives, such as liquidity and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to sell or close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligations to the Fund. Investing in

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derivatives may also involve greater risks than investing directly in the underlying assets, such as losses in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.
Futures Contracts
The Fund uses futures contracts in order for the Fund to hold cash but maintain index returns with the objective of minimizing tracking error versus the benchmark index. Index futures contracts which are most correlated to the benchmark index and exhibit sufficient liquidity are utilized. A futures contract is an agreement between two parties to buy or sell a specified underlying investment for a fixed price at a specified future date. Futures contracts are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange. The use of futures contracts may involve risks such as the possibility of illiquid markets or imperfect correlation between the value of the contracts and the underlying securities that comprise the index, or that the clearinghouse will fail to perform its obligations.
Futures contracts are reported in a table following the Schedule of Investments. Upon entering into a futures contract, the Fund is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount (initial margin deposit). Receipts or payments, known as variation margin, are made or received by the Fund each day, depending on the daily fluctuations in the fair value of the underlying security. This is recorded as variation margin on futures contracts on the Statement of Assets and Liabilities. When the Fund enters into a closing transaction, it will realize, for book purposes, a gain or loss equal to the difference between the value of the futures contract at the time it was opened or purchased and its value at the time it was closed, and is reflected in net realized gain or loss on the Statement of Operations. The Fund held an average of 304 futures contracts for the reporting period.
Valuation of derivative investments as of June 30, 2017 is as follows:
Liability Derivatives
Risk Exposure	Statement of Assets and Liabilities Location	Fair Value
Equity contracts (futures contracts)	Net unrealized appreciation	$(121,425) (a)
(a)Includes cumulative depreciation of futures contracts as reported in the Fund’s Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
The effect of derivative investments for the period ended June 30, 2017 is as follows:
	Net Realized Gain (Loss)		Net Change in Unrealized Gain (Loss)
Risk Exposure	Statement of Operations Location	Fair Value	Statement of Operations Location	Fair Value
Equity contracts (futures contracts)	Net realized gain on futures contracts	$2,688,692	Net change in unrealized appreciation on futures contracts	$120,193
3.  INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES
Great-West Funds has entered into an investment advisory agreement with Great-West Capital Management, LLC (the Adviser), a wholly-owned subsidiary of Great-West Life & Annuity Insurance Company (GWL&A). Effective May 1, 2017, as compensation for its services to Great-West Funds, the Adviser receives monthly compensation at the annual rate of 0.23% of the Fund’s average daily net assets up to $1 billion dollars, 0.18% of the Fund’s average daily net assets over $1 billion dollars and 0.13% of the Fund’s average daily net assets over $2 billion dollars. The Adviser is required by contract to waive fees or reimburse expenses which exceed an annual rate, including management fees and expenses paid directly by the Fund, excluding shareholder service fees and various other expenses, of 0.25% of the Fund's average daily net assets of the Fund. The amount waived or reimbursed, if any, is reflected in the Statement of Operations. Expenses incurred by Great-West Funds, which are not Fund specific, are allocated based on relative net assets or other appropriate allocation methods. Prior to that date, the Adviser received monthly compensation at the annual rate of 0.25% of the average daily net assets of the Fund and the management fee encompassed fund operation expenses except for shareholder services fees. The Adviser and Great-West Funds have entered into a sub-advisory agreement with Irish Life Investment Managers Limited, an affiliate of the Adviser and GWL&A. The Fund is not responsible for payment of the sub-advisory fees.

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Great-West Funds has entered into a shareholder services agreement with GWL&A. Pursuant to the shareholder services agreement, GWL&A provides recordkeeping and shareholder services to shareholders and account owners and receives from the Investor Class and Class L shares of the Fund a fee equal to 0.35% of the average daily net asset value of the applicable share class.
GWFS Equities, Inc. (the Distributor), is a wholly-owned subsidiary of GWL&A and the principal underwriter to distribute and market the Fund. The Fund has entered into a plan of distribution which provides for compensation for distribution of Class L shares and for providing or arranging for the provision of services to Class L shareholders. The distribution plan provides for a maximum fee equal to an annual rate of 0.25% of the average daily net assets of the Class L shares. The Distributor has agreed to voluntarily waive all 12b-1 fees attributable to Class L shares purchased by the Adviser in consideration for the Adviser providing initial capital to the Fund. The amount waived, if any, is reflected in the Statement of Operations.
Certain officers of Great-West Funds are also directors and/or officers of GWL&A or its subsidiaries. No officer or interested director of Great-West Funds receives any compensation directly from Great-West Funds. The total compensation paid to the independent directors with respect to all sixty-four funds for which they serve as directors was $407,625 for the period ended June 30, 2017.
4.  PURCHASES AND SALES OF INVESTMENTS
For the period ended June 30, 2017, the aggregate cost of purchases and proceeds from sales of investments (excluding all U.S. Government securities and short-term securities) were $48,151,644 and $74,544,381, respectively. For the same period, there were no purchases or sales of long-term U.S. Government securities.
5.  SECURITIES LOANED
The Fund has entered into a securities lending agreement with its custodian as securities lending agent. Under the terms of the agreement the Fund receives income, recorded monthly when received, after deductions of other amounts payable to the securities lending agent or to the borrower from lending transactions. In exchange for such fees, the securities lending agent is authorized to loan securities on behalf of the Fund against receipt of cash collateral at least equal in value at all times to the value of the securities loaned plus accrued interest. The Fund also continues to receive interest or dividends on the securities loaned. Cash collateral is invested in securities approved by the Board of Directors. The Fund bears the risk of any deficiency in the amount of collateral available for return to a borrower due to a loss in an approved investment. As of June 30, 2017, the Fund had securities on loan valued at $19,613,187 and received collateral as reported on the Statement of Assets and Liabilities of $20,068,605 for such loan which was invested in repurchase agreements collateralized by U.S. Government or U.S. Government Agency securities. The repurchase agreements can be jointly purchased with other lending agent clients and in the event of a default by the counterparty, all lending agent clients would share ratably in the collateral.
Under the securities lending agreement, the collateral pledged is, by definition, the securities loaned against the cash borrowed. At June 30, 2017, 100% of the cash collateral liability under the securities lending agreement was against loans of common stock. The remaining contractual maturity of all of the securities lending transactions is overnight and continuous. Additional information regarding the Fund's securities on loan is included in the Schedule of Investments.
6.  INDEMNIFICATIONS
The Fund’s organizational documents provide current and former officers and directors with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.
7.  LEGAL PROCEEDINGS
Several lawsuits have been filed relating to the Fund's previous investments in Tribune Company in connection with Tribune Company’s Chapter 11 bankruptcy proceeding. The lawsuits stem from a leveraged buyout transaction by which Tribune Company converted to a privately-held company in 2007. On December 7, 2010, Great-West Funds was named as a defendant and putative member of the proposed defendant class of shareholders in an adversary proceeding brought by The Official Committee of Unsecured Creditors of Tribune Company in the U.S. Bankruptcy Court for the District of Delaware. On September 20, 2011, Great-West Funds was named as a defendant and a putative defendant class member in a lawsuit filed by the indenture trustees of certain note holders of Tribune Company in the U.S. District Court for the District of Colorado.

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These lawsuits have been consolidated with others into actions pending in the U.S. District Court for the Southern District of New York and the United States Court of Appeals for the Second Circuit. The Fund has been named as a defendant in these actions. The plaintiffs in these lawsuits seek to recover amounts paid to Tribune shareholders in connection with the leveraged buyout, plus interest and attorneys’ fees and expenses.
Management cannot predict the outcome of these lawsuits. The lawsuits allege no misconduct by Great-West Funds or the Fund, and Great-West Funds and the Fund intend to vigorously defend themselves in the lawsuits. If the lawsuits were to be decided or settled in a manner adverse to the Fund, the payment of such judgments or settlements could have an adverse effect on the Fund’s net asset value. The value of the proceeds received by the Fund in connection with the leveraged buyout is approximately $170,136.
8.  SUBSEQUENT EVENT
On February 23, 2017, the Board of Directors approved the merger of the Great-West Stock Index Fund (Target Fund) into the Great-West S&P 500® Index Fund (Acquiring Fund), with an effective date on or about July 14, 2017. Under the terms of the merger, the combination of the Acquiring Fund and the Target Fund will be accounted for as a tax-free reorganization for federal income tax purposes; therefore, no gain or loss will be recognized by the Acquiring Fund or its shareholders, as a result of the merger. For financial reporting purposes, the historical cost basis of investment securities will be carried forward to the Acquiring Fund to align ongoing reporting of the realized and unrealized gains and losses of the Acquiring Fund. The merger will be accomplished by an acquisition of all the assets and the assumption of all the liabilities of the Target Fund by the Acquiring Fund in exchange for shares of the Acquiring Fund and the distribution of such shares to the Target Fund’s shareholders in complete liquidation of the Target Fund.
Effective August 1, 2017 the management fee and expense limit of the Fund will be reduced. As compensation for its services to Great-West Funds, the Adviser will receive monthly compensation at the annual rate of 0.21% of the Fund’s average daily net assets up to $1 billion dollars, 0.16% of the Fund’s average daily net assets over $1 billion dollars and 0.11% of the Fund’s average daily net assets over $2 billion dollars. The Adviser will be required by contract to waive any expenses which exceed an annual rate, including management fees and expenses paid directly by the Fund, excluding shareholder services fees, distribution fees and various other expenses, of 0.23% of the average daily net assets of the Fund.

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Availability of Quarterly Portfolio Schedule
Great-West Funds files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. Great-West Funds’ Forms N-Q are available on the Commission’s website at http://www.sec.gov, and may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.
Availability of Proxy Voting Policies and Procedures
A description of the policies and procedures that Great-West Funds uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-866-831-7129, and on the Securities and Exchange Commission’s website at http://www.sec.gov.
Availability of Proxy Voting Record
Information regarding how Great-West Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 1-866-831-7129, and on the Securities and Exchange Commission’s website at http://www.sec.gov.
Investment Advisory Contract Approval
The Board of Directors (the “Board”) of Great-West Funds, Inc. (the “Company”), including the Directors who are not interested persons of the Company (the “Independent Directors”), at a meeting held on April 20, 2017 (the “Meeting”), approved the continuation of the investment advisory agreement (the “Advisory Agreement”) between the Company and Great-West Capital Management, LLC (“GWCM”), and (ii) the investment sub-advisory agreement (the “Sub-Advisory Agreement”) between the Company, GWCM and Irish Life Investment Managers Limited (the “Sub-Adviser”).
Pursuant to the Advisory Agreement, GWCM acts as investment adviser and, subject to oversight by the Board, directs the investments of the Great-West S&P 500 Index Fund (the “Fund”) in accordance with its investment objective, policies and limitations. GWCM also provides, subject to oversight by the Board, the management and administrative services necessary for the operation of the Fund. In addition, the Fund operates under a manager-of-managers structure pursuant to an order issued by the United States Securities and Exchange Commission, which permits GWCM to enter into and materially amend the Sub-Advisory Agreement with Board approval but without shareholder approval. Under this structure, GWCM is also responsible for monitoring and evaluating the performance of the Sub-Adviser and for recommending the hiring, termination and replacement of the Sub-Adviser to the Board. Pursuant to the Sub-Advisory Agreement, the Sub-Adviser, subject to general supervision and oversight by GWCM and the Board, is responsible for the day-to-day management of the investment and re-investments of the assets of the Fund, which includes making decisions to buy, sell or hold any particular security.
On March 8, 2017, the Independent Directors met separately with independent legal counsel in advance of the Meeting to evaluate information furnished by GWCM and the Sub-Adviser in connection with the proposed continuation of the Advisory Agreement and Sub-Advisory Agreement (collectively, the “Agreements”), and met separately with representatives of Access Data Corp., a subsidiary of Broadridge Financial Solutions, Inc. (collectively, “Broadridge”), an independent provider of investment company data,1 with representatives of an independent provider of mutual fund advisory contract renewal consulting services (the “Independent Fee Consultant”), and with GWCM to review comparative information on the Fund’s investment performance, fees and expenses. The Independent Directors also considered additional information provided in response to their requests made following the March meeting.
In approving the continuation of the Agreements, the Board considered such information as the Board deemed reasonably necessary to evaluate the terms of the Agreements. The Board noted that performance information is provided to the Board on an ongoing basis at regular Board meetings held throughout the year. In its deliberations, the Board did not identify any single factor as being determinative. Rather, the Board’s approvals were based on each Director’s business judgment after consideration of the information as a whole. Individual Directors may have weighed certain factors differently and assigned varying degrees of materiality to information considered by the Board.

1 In 2015, Broadridge acquired the fiduciary services and competitive intelligence business unit from Lipper, Inc. (“Lipper”).

Based upon its review of the Agreements and the information provided to it, the Board concluded that the Agreements were reasonable in light of the services performed, fees charged and such other matters as the Directors considered relevant in the exercise of their business judgment. The principal factors and conclusions that formed the basis for the Directors’ determinations to approve the continuation of the Agreements are discussed below.
Nature, Extent and Quality of Services
The Board considered the nature, extent and quality of services provided and to be provided to the Fund by GWCM and the Sub-Adviser (each, an “adviser”). Among other things, the Board considered, as applicable, each adviser’s personnel, experience, resources and performance track record, its ability to provide or obtain such services as may be necessary in managing, acquiring and disposing of investments on behalf of the Fund, and its ability to provide research and obtain and evaluate the economic, statistical and financial data relevant to the investment policies of the Fund. The Board also reviewed, as applicable, the qualifications, background and responsibilities of the senior personnel serving the Fund and the portfolio management team responsible for the day-to-day management of the Fund. In addition, the Board considered, as applicable, each adviser’s reputation for management of its investment strategies, its disaster recovery procedures including cyber security risk mitigation, its overall financial condition, technical resources, operational capabilities, and compliance policies and procedures, as well as the Sub-Adviser’s practices regarding the selection and compensation of brokers and dealers for the execution of portfolio transactions and the procedures it uses for obtaining best execution of portfolio transactions. Consideration also was given to the fact that the Board meets with representatives of the Sub-Adviser each year to discuss portfolio management strategies and performance. Additionally, the quality of each adviser’s communications with the Board, as well as the adviser’s responsiveness to the Board, was taken into account. The Board concluded that it was satisfied with the nature, extent and quality of the services provided to the Fund by GWCM and the Sub-Adviser.
Investment Performance
The Board considered the investment performance of the Fund. The Board reviewed performance information for the Fund’s Institutional Class (Investor Class (formerly Initial Class), through April 30, 2015) as compared against the index the Fund is designed to track and the performance of a peer group of funds selected by Broadridge. This information included annualized returns for the one-, three-, five- and ten-year periods ended December 31, 2016. In evaluating the performance of the Fund, the Board noted how the Fund performed relative to returns of the index the Fund is designed to track and its peer group. In addition, the Board noted that it also had received and discussed at periodic intervals information comparing the Fund’s performance to that of the index it is designed to track and to a peer group of funds.
The Board noted that, for the annualized one-, three-, five- and ten-year periods ended December 31, 2016, the Fund was in the second, third, third, and third quartiles of its peer group, respectively (the first quartile being the best performers and the fourth quartile being the worst performers), and it underperformed its index for the same periods reviewed primarily due to Fund expenses. In determining that it was satisfied with the investment performance of the Fund, the Board also considered the Fund’s performance relative to the peer group average and median.
Costs and Profitability
The Board considered the costs of services provided by GWCM and the Sub-Adviser from their relationships with the Fund. The Board also reviewed an analysis provided by the Independent Fee Consultant that assessed the fees retained by GWCM. With respect to the costs of services, the Board considered the structure and the level of the investment management fees and other expenses payable by the Fund. In this regard, the Board noted that, effective May 1, 2017, the structure of the investment management fee payable by the Fund will change to a new structure in which GWCM will no longer be responsible for paying the Fund’s operating expense as part of the investment management fee. The Board noted that commensurate with this new fee structure, GWCM’s investment management fee will decrease as much, or more than, the cost of the Fund’s operating expenses as of December 31, 2015 and that the operating expenses of the Fund will be paid directly by the Fund effective May 1, 2017, which should allow Fund shareholders to participate in potential economies of scale over time as the Fund’s assets grow and its expense ratio declines due to fixed operating expenses. The Board further noted that the new investment management fee would include breakpoints. In addition, the Board noted that GWCM has contractually agreed for a one-year renewable term, beginning May 1, 2017, to limit the fees and expenses of the Fund to the total expense ratio of the Fund as of December 31, 2015 and that in the future GWCM may only increase the expense limit with the approval of the Board. Finally, the Board noted that the materials provided for its review accounted for this change in fee structure.

The Board noted that GWCM, not the Fund, pays the sub-advisory fee to the Sub-Adviser. In evaluating the management fee and total expense ratio of the Fund’s Institutional Class, the Board considered the fees payable by and the total expense ratios of a peer group of funds managed by other investment advisers, as determined by Broadridge, and of the entire Lipper peer universe. Specifically, the Board considered (i) the Fund’s management fee as provided in the Advisory Agreement (the “Contractual Management Fee”) in comparison to the contractual management fees of the peer group of funds, and (ii) the Fund’s total expense ratio in comparison to the peer group funds’ total expense ratios (in all cases, net of any waivers, if applicable). In addition, the Board considered the Fund’s total expense ratio in comparison to the average and median expense ratios for all funds in the peer group and peer universe.
Based on the information provided, the Board noted that the Fund’s Contractual Management Fee was higher than the average and median contractual management fees of its peer group of funds. The Board further noted that, although the Fund’s total annual operating expense ratio was in the third quartile of its peer group (with the first quartile being the lowest expenses and the fourth quartile being the highest expenses) and was greater than the median (by 3 basis points) of its peer group, the Fund’s total annual operating expense ratio was the same as the average of its peer group and was lower than the average and median of its peer universe.
The Board received information regarding the fees charged by GWCM to separate accounts and other products managed by GWCM and noted that GWCM does not manage other client accounts in the same investment style as the Fund. The Board also received information regarding the fees charged by the Sub-Adviser to separate accounts and other products managed by the Sub-Adviser in the same investment style as the Fund and noted that, based on the information provided by the Sub-Adviser, any fees charged by the Sub-Adviser to these other accounts were competitive with the fee charged to GWCM for the Fund.
The Board further considered the overall financial soundness of GWCM and the Sub-Adviser and the profits estimated to have been realized by GWCM and its affiliates and by the Sub-Adviser. The Board reviewed the financial statements and profitability information from GWCM and the Sub-Adviser. In evaluating the information provided by GWCM, the Board noted that there is no recognized standard or uniform methodology for determining profitability for this purpose. The Board noted that there are limitations inherent in allocating costs and calculating profitability for an organization such as GWCM, and that it is difficult to make comparisons of profitability between advisers because comparative information is not generally publicly available. The Board also reviewed GWCM’s profitability information compared against the revenues of certain publicly-traded advisers to fund complexes, as well as an analysis provided by the Independent Fee Consultant related to the reasonableness of the complex level profits estimated to have been realized by GWCM as compared to such advisers. The Board considered that, while GWCM’s profitability is not unreasonable, profitability information is affected by numerous factors, including the adviser’s organization, capital structure and cost of capital, the types of funds it manages, its mix of business, and the adviser’s assumptions regarding allocations of revenue and expenses. In evaluating the information provided by the Sub-Adviser, the Board noted that the Sub-Adviser’s profitability was based on the Sub-Adviser’s aggregate profitability for providing sub-advisory services to six funds of the Company, including the Fund. Based on the information provided, the Board concluded that the costs of the services provided and the profits estimated to have been realized by GWCM and its affiliates and the Sub-Adviser were not unreasonable in relation to the nature, extent and quality of the services provided.
Economies of Scale
The Board considered the extent to which economies of scale may be realized as the Fund grows and whether current fee levels reflect these economies of scale for the benefit of investors. In evaluating economies of scale, the Board considered, among other things, the current level of management and sub-advisory fees payable by the Fund and GWCM, respectively, and whether those fees include breakpoints, comparative fee information, the profitability and financial condition of GWCM, and the current level of Fund assets. Based on the information provided, the Board concluded that any economies of scale currently being realized were appropriately being reflected in the management fee paid by the Fund.
Other Factors
The Board considered ancillary benefits derived or to be derived by GWCM or the Sub-Adviser from their relationships with the Fund as part of the total mix of information evaluated by the Board. The Board noted where services were provided to the Fund by affiliates of GWCM and the Sub-Adviser. The Board took into account the fact that the Fund is used as a funding vehicle under variable life and annuity contracts offered by insurance companies affiliated with GWCM and as a funding vehicle under retirement plans for which affiliates of GWCM may provide various retirement plan services. Additionally, the

Board considered the extent to which GWCM’s parent company, Great-West Life and Annuity Insurance Company, and its affiliated insurance companies may receive benefits under the federal income tax laws with respect to tax deductions and credits. The Board concluded that the Fund’s management and sub-advisory fees were reasonable, taking into account any ancillary benefits derived by GWCM or the Sub-Adviser.
Conclusion
Based upon all of the information considered and the conclusions reached, the Board determined that the terms of the Agreements continue to be reasonable and that the continuation of the Agreements is in the best interests of the Fund.
Investment Advisory Contract Approval
The Board of Directors (the “Board”) of Great-West Funds, Inc. (the “Company”), including the Directors who are not interested persons of the Company (the “Independent Directors”), at a meeting held on June 15, 2017 (the “Meeting”), approved an amendment to the investment advisory agreement (the “Agreement”) between the Company and Great-West Capital Management, LLC (“GWCM”), with respect to the Great-West S&P 500 Index Fund (the “Fund”) to be effective August 1, 2017.
As part of its consideration, the Board reviewed materials received from GWCM. The Board also considered materials previously provided by legal counsel, and the Independent Directors met separately with independent legal counsel to review the proposal presented and the materials provided.
In connection with the review process, the Board considered that, at its April 2017 meeting, the Board considered information regarding, among other things, the nature, extent and quality of services provided by GWCM and the investment management fee and total expense ratio of the Fund, along with performance information for the Fund. The Board noted that, pursuant to the Agreement, the advisory fee schedule would be reduced. The Board also noted that the total expense ratio for the Fund’s Institutional Class would be at the median of its Lipper peer group. The Board considered that GWCM also agreed to lower the Fund’s expense cap. The Board further considered the Fund’s asset size and GWCM’s representation that the change in fees would not diminish the quality or quantity of services GWCM provides to the Fund.
Based on all of the information considered, in particular the information received and considered at its April 2017 meeting, as supplemented at the June 2017 meeting, the Board determined that the terms of the Agreement are reasonable and that the approval of the Agreement is in the best interests of the Fund. No single factor was determinative in the Board’s analysis.

ITEM 2.	CODE OF ETHICS.
Not required in filing.
ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.
Not required in filing.
ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.
Not required in filing.
ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.
Not applicable.
ITEM 6.	INVESTMENTS.
(a)  The schedule is included as part of the report to shareholders filed under Item 1 of this Form.
(b)  Not applicable.
ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.
ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.
ITEM 9.	PURCHASE OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.
Not applicable.
ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.
There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors since the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K.
ITEM 11.	CONTROLS AND PROCEDURES.
(a)	The registrant's principal executive officer and principal financial officer have concluded, based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures provide reasonable assurance that material information required to be disclosed by the registrant in the report it files or submits on Form N-CSR is recorded, processed, summarized and reported, within the time periods specified in the commission's rules and forms and that such material information is accumulated and communicated to the registrant's management, including its principal executive officer and principal financial officer, as appropriate, in order to allow timely decisions regarding required disclosure.
(b)	The registrant's principal executive officer and principal financial officer are aware of no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.
ITEM 12.	EXHIBITS.
(a)	(1)	Not required in filing.
	(2)	A separate certification for each principal executive and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940 is attached hereto.
	(3)	Not applicable.
(b)	A separate certification for each principal executive and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940 is attached hereto.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
GREAT-WEST FUNDS, INC.
By:	/s/ Mary C. Maiers

Mary C. Maiers
Chief Financial Officer & Treasurer
Date:August 28, 2017
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.
By:	/s/ Mary C. Maiers

Mary C. Maiers
Chief Financial Officer & Treasurer, performing the functions of the principal executive officer as of the date of this report on Form N-CSR
Date:August 28, 2017
By:	/s/ Mary C. Maiers

Mary C. Maiers
Chief Financial Officer & Treasurer
Date:August 28, 2017